General	12 Months Ended
Dec. 31, 2019
Disclosure of general [Abstract]
General
Note 1 – General

A.
Ellomay Capital Ltd. (hereinafter - the "Company"), is an Israeli Company operating in the business of renewable energy and a power generator and developer of renewable energy and power projects in Europe and Israel. As of December 31, 2019,  the Company owns five photovoltaic plants (each, a “PV Plant” and, together, the “PV Plants”) that are connected to their respective national grids and operating as follows: (i) four photovoltaic plants in Spain with an aggregate installed capacity of approximately 7.9 MWp and (ii) one photovoltaic plant in Israel with an aggregate installed capacity of approximately 9 MWp. In addition, the Company indirectly owns: (i) 9.375% of Dorad Energy Ltd. (hereinafter - “Dorad”), (ii) 75% of Ellomay Pumped Storage (2014) Ltd. (including 6.67% that are held by a trustee in trust for the Company and other parties), which is promoting a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel, (iii) 51% of Talasol Solar S.L.U which is constructing a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain and (iv) Groen Gas Goor B.V. and Groen Gas Oude-Tonge B.V., project companies operating anaerobic digestion plants with a green gas production capacity of approximately 375 Nm3/h, in Goor, the Netherlands and 475 Nm3/h, in Oude Tonge, the Netherlands, respectively.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 9 Rothschild Blvd., Tel Aviv, Israel.

B.	Definitions:

In these financial statements:

Consolidated companies/subsidiaries – Companies, including partnerships, the financial statements of which are fully consolidated, directly or indirectly, with the financial statements of the Company.

Investee companies – Subsidiaries and companies, including a partnership, the Company's investment in which is stated, directly or indirectly, on the equity basis.

Related party - Within its meaning in IAS 24 (2009), "Related Party Disclosures".

Unless otherwise noted, all references to “€,” “euro” or “EUR” are to the legal currency of the European Union, all references to “USD,”  “US dollar,” “dollars” and “$” are to United States dollars, and all references to "NIS" are to New Israeli Shekels.

C.	Material events in the reporting period

1.
On April 30, 2019, the Company, through its Spanish subsidiary Talasol Solar, S.L.U. (“Talasol”), closed on the financing for the construction of a photovoltaic plant with a peak capacity of 300MW in the municipality of Talaván, in Extramadura Spain (the “Talasol Project”) and on the sale of 49% of its indirect holdings in Talasol. The purchase price under the Talasol SPA was fixed at €16.1 million. Following the consummation of these transactions, Talasol provided the engineering, procurement and construction contractor of the Talasol Project, METKA EGN Limited, a notice to proceed with the construction works of the Talasol Project. The Talasol Project’s total CAPEX is expected to be approximately €228 million, of which an aggregate amount of approximately €131 million will be provided by a term loan under the project finance obtained by Talasol from Rabobank, ABN AMRO and Deutsche Bank (commercial tranche) and the European Investment Bank.

2.
During 2019, the Company completed the purchase of 49% of the companies that own the anaerobic digestion plans in Goor and Oude-Tonge, both in the Netherlands, from Ludan and several entities affiliated with Ludan for an acquisition price of approximately €3 million. As of December 31, 2019, the Company wholly-owns these companies.

3.
On July 17, 2019, the Company issued 800,000 ordinary shares to several Israeli qualified investors in a private placement undertaken in accordance with Regulation S of the Securities Act of 1933, as amended. The price per share was set at NIS 39.20 and the gross proceeds to the Company were approximately NIS 31.3 million (approximately €7,807 thousand).

4.
On July 25, 2019, the Company issued NIS 89,065 thousand (approximately €22,690 thousand based on the Euro /NIS exchange rate at that time) principal amount of unsecured non-convertible Series C Debentures (“Series C Debentures”) through a public offering limited to residents of Israel at a fixed annual interest rate of 3.3%. The gross proceeds of the offering were approximately NIS 89.1 million (including offering expenses and commissions of approximately NIS 1.6 million). The Series C Debentures are traded on the TASE (Tel Aviv Stock Exchange).

5.
In  2019, the Company announced the early repayment of the entire outstanding principal of the Company’s Series A Debentures pursuant to the terms of the deed of trust governing these Debentures. On December 30, 2019 the Company transferred to the nominee company an amount of approximately NIS 85.9 million (approximately €22.3 million) including prepayment charge of approximately NIS 5.7 million (approximately €1.5 million) designated for such repayment that was executed on January 5, 2020 (See Note 12B Series A Debentures).

6.
On December 20, 2019, the Company sold ten Italian indirect wholly-owned subsidiaries (the “Italian Subsidiaries”), which own twelve photovoltaic plants with an aggregate nominal capacity of approximately 22.6 MW for a purchase price of €38.7 million (after approximately €2.3 million adjustments in connection with funds received by the Company from the Italian Subsidiaries during 2019). The Company recorded a profit of approximately €18.8 million in connection with the sale of the Italian Subsidiaries in its financial results for the year ended December 31, 2019.

7.
In November 2019, the Company, through its wholly-owned subsidiary, Ellomay Luxembourg executed a Framework Agreement (the “First Framework Agreement”), with an established European developer and contractor. Pursuant to the First Framework Agreement, the developer will scout and develop photovoltaic greenfield projects in Italy with the aim of reaching an aggregate authorized capacity of at least 250 MW over a three-year period. The First Framework Agreement provides that each project will be presented to Ellomay Luxembourg when it becomes “ready to build”. Thereafter, if Ellomay Luxembourg accepts the project, the developer is obligated to transfer to Ellomay Luxembourg 100% of the share capital of the entity that holds the rights to the project. With respect to each project, subject to the conditions set forth in the First Framework Agreement, Ellomay Luxembourg will enter into engineering, procurement and construction, or EPC, and O&M contracts with the developer to construct and operate the projects. In connection with the execution of the First Framework Agreement, Ellomay Luxembourg is expected to pay the developer an advance payment of approximately €1.2 million, based on the target aggregate project capacity of 250 MW, and undertook to pay an additional advance payment per each project when the project submits its environmental impact assessment application. In the event the target aggregate capacity is not achieved within a three-year period or in the event a project does not reach “ready to build” status, the advance payment will be proportionately refunded.

In December 2019, the Company, through its wholly-owned subsidiary, Ellomay Luxembourg executed an additional Framework Agreement (the ‘Second Framework Agreement”), with an established and experienced European developer. Pursuant to the Second Framework Agreement, the developer will provide Ellomay Luxembourg with development services with respect to photovoltaic greenfield projects in Italy in the scope of 350 MW with the aim of reaching an aggregate “ready to build” authorized capacity of at least 265 MW over a forty-one month period. The Second Framework Agreement provides that the developer will offer all projects identified during the term of the Second Framework Agreement exclusively to Ellomay Luxembourg and that, with respect to each project acquired by Ellomay Luxembourg, the developer will be entitled to provide development services until it reaches the “ready to build” status. The parties agreed on a development budget including a monthly development service consideration, to be paid to the developer and all other payments for the tasks required to bring the projects to a ready to build. In addition, Ellomay Luxembourg undertook to pay a success fee to the developer with respect to each project that achieves a “ready to build” status. Currently development is progressing as planned.  In addition to the 265 MW mentioned above, Ellomay Luxembourg has the option to purchase approximately 37 MW that are already under development by the developer, 30 MW of which have already received the approval for connection to the Italian electricity grid.